Contingent consideration - Schedule of Contingent Consideration Valuation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
TheraPharm | Risk adjusted post-tax discount rate
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.50%
Percentage of reasonably possible decrease in unobservable input, liabilities	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 68
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 68
TheraPharm | Expected sales volumes
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 95
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 95
TheraPharm | Net sales price per unit
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 95
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 95
TheraPharm | Approval for marketing authorization probability success factor
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,033
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 1,033
ARTMS | Risk adjusted post-tax discount rate
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.50%
Percentage of reasonably possible decrease in unobservable input, liabilities	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 90
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 90
ARTMS | Expected sales volumes
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 145
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 145
ARTMS | Net sales price per unit
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 180
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 180
ARTMS | Approval for marketing authorization probability success factor
Detailed information about contingent consideration [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
ARTMS | Milestone achievement probability of success factor
Detailed information about contingent consideration [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,339
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 1,339